Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax (benefit) expense attributable to operations:
Current tax expense (benefit)	$ 9,567	$ 4,774	$ 2,495
Deferred tax (benefit) expense	(14,008)	(7,907)	1,930
Total income tax (benefit) expense attributable to operations	(4,441)	(3,133)	4,425
Income tax effect on equity:
Attributable to unrealized losses gains for the year	(6,277)	3,397	(12,760)
Total income tax effect on equity	$ (10,718)	$ 264	$ (8,335)